INCOME TAXES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
INCOME TAXES
Statutory tax rate	30.60%	30.60%	30.60%
Current	¥ 326,908	¥ 543,913	¥ 276,876
Deferred	10,124	4,418	50,993
Total	¥ 337,032	¥ 548,331	¥ 327,869